Nature of business and summary of significant accounting policies, Goodwill (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Goodwill	$ 18,614,000	$ 18,614,000		$ 0
Halo Acquisition [Member]
Acquisitions [Abstract]
Goodwill		$ 18,600,000	$ 18,614,000